Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance, at Dec. 31, 2012	$ 25,336	$ 91	$ 51,795	$ 47,004	$ (49)	$ (2,997)	$ (60,346)	$ 60,834
Net income (loss)				26,670				26,670
Other comprehensive income (loss)					(625)			(625)
Preferred stock discount amortization	664		(664)					0
Stock compensation expense			4					4
Restricted stock awards			(349)				349	0
Restricted stock awards forfeited			208				(327)	(119)
Amortization of restricted stock awards			202					202
Preferred stock dividends				(1,463)				(1,463)
Earned employee stock ownership plan shares			(21)			193		172
Balance, at Dec. 31, 2013	26,000	91	51,175	72,211	(674)	(2,804)	(60,324)	85,675
Net income (loss)				7,379				7,379
Other comprehensive income (loss)					256			256
Redemption of preferred stock	(16,000)							(16,000)
Stock compensation expense			1					1
Restricted stock awards			(1,262)				1,262	0
Amortization of restricted stock awards			240					240
Preferred stock dividends				(1,785)				(1,785)
Earned employee stock ownership plan shares			53			194		247
Balance, at Dec. 31, 2014	10,000	91	50,207	77,805	(418)	(2,610)	(59,062)	76,013
Net income (loss)				2,956				2,956
Other comprehensive income (loss)					204			204
Redemption of preferred stock	(10,000)							(10,000)
Restricted stock awards			(332)				332	0
Restricted stock awards forfeited			9				(9)	0
Amortization of restricted stock awards			447					447
Preferred stock dividends				(225)				(225)
Earned employee stock ownership plan shares			57			193		250
Balance, at Dec. 31, 2015	$ 0	$ 91	$ 50,388	$ 80,536	$ (214)	$ (2,417)	$ (58,739)	$ 69,645